                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-8252
                -------------------------------------------------

                    CREDIT SUISSE EMERGING MARKETS FUND, INC.
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                    Credit Suisse Emerging Markets Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: November 1, 2002 to October 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

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[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2003

- CREDIT SUISSE
  EMERGING MARKETS FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE EMERGING MARKETS FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2003 (Unaudited)

                                                               November 20, 2003
Dear Shareholder:

   For the 12 months ended October 31, 2003, the Common Class Shares and Advisor Class Shares of Credit Suisse Emerging Markets Fund(1) (the "Fund") had gains of 37.64% and 36.80%, respectively, versus an increase of 48.74% for the Morgan Stanley Capital International Emerging Markets Free Index.(2) The Fund's Class A Shares(3) (without sales charge) had a gain of 36.34% for the period.

   The period was a positive one for most stock markets around the world. While markets initially struggled, due largely to shifting perceptions of how a war with Iraq might proceed, they began to recover in late March on progress made by the U.S. and its allies. When the war came to a swift and seemingly successful end in April, a major cloud of uncertainty lifted and investors embraced risk. Optimism over a potential recovery in the U.S. economy -- and by extension, the global economy -- also supported equities. Grounds for this optimism included historically low interest rates, a significant tax-reduction package, and an upturn in leading economic indicators in the U.S., Europe and Asia. Within this environment of lowered risk thresholds, emerging markets outperformed developed stock markets for the 12 months.

   The Fund participated in the rally in emerging markets, but it lagged its benchmark. We attribute this in large part to our relatively defensive strategies in the early stages of the market's upturn. While we continued to add economically sensitive stocks and "high beta" stocks (i.e., stocks that tend to outperform in market rallies) to the Fund, we did so selectively, ultimately resulting in underperformance in certain sectors (e.g., technology, where we are now overweighted) and countries (e.g., Indonesia and Israel) that had sizable gains.

   As we move forward, we think that the recent rally in emerging markets has some room to continue, barring a sudden rise in geopolitical risk or disappointing U.S. economic data. (Recent data has in fact tended to surprise on the up side. Third-quarter U.S. GDP growth, announced in late October, was a much stronger-than-expected 8.2% annualized rate.)

   One key reason for our guarded optimism is that we expect liquidity conditions to continue to aid emerging markets, amid a supportive global interest-rate environment, with central banks (the Fed in particular) apparently less concerned about inflation risks. In such an environment, the global "search for yield" could continue to direct investment flows into emerging-market debt, easing risk concerns in general.

   With regard to the Fund's regional allocation, despite the sharp run-up in Latin America thus far this year, we are maintaining our neutral position there. While we believe that new administration's reform agenda remains compelling, the market seems to have priced in considerable economic optimism. That said, inflows into Brazilian debt may continue to provide positive momentum to equity markets and the country's currency. Inflation and interest rate dynamics also could support equity markets. In fact, in contrast to events last year, greater stability in Latin America's largest market this year has translated into gains in currencies and markets in neighboring economies and had spillover benefits to Mexico and Chile in particular.

   Within Asia, we have been adding to selected markets -- most specifically Taiwan -- where growth seems to be picking up, while valuations for a number of key stocks remain attractive to us. Momentum also appears to be building for policy action in a number of key markets. That said, despite impressive growth statistics, China remains a concern, and we continue to monitor possible overheating problems and its impact on domestic demand as well as regional trade.

   In the Europe, Middle East and African (EMEA) region, we remained underweighted in South Africa, on a view that the rand would be "stronger for longer" which will likely prove detrimental to the earnings profile of key exporters and resource stocks. We are watching for the signs of a significant correction in the exchange rate and the capital account in order to assess better investment opportunities. Despite recent woes in Russia, we also added to our overweight position there, on positive corporate activity in the energy sector and our more positive top-down view on the market as a whole.

   Central Europe remains an underweight in the Fund, as the convergence play with Western Europe seems to have primarily benefited currencies and bonds rather than equity markets. We added to Israel lately as signs of geopolitical risk receded, but it remains underweight overall. The domestic macro environment looks better to us there, albeit off a low base, but we expect any breakthroughs on the political front through the U.S.-sponsored peace process to be limited. Finally, we are overweighted in Turkey, where improving sovereign dynamics and a strengthening currency have started to translate into positive performance in equities.

   On a sector level, our main overweights are in the telecommunications sector and, to a lesser extent, information technology, which tend to outperform in a higher-beta market environment (although history isn't predictive). One underweight in the Fund is energy, both for valuation-specific reasons and our view that oil prices will gradually decline. Within health care, we favor pharmaceutical stocks, in particular generic pharmaceuticals. We are a bit less enthusiastic about materials stocks, as we believe the recent sharp rally in commodities and possible cooling period in China might have a depressing effect on industrial commodity demand.

Annabel Betz                                                Emily Alejos
Co-Portfolio Manager                                        Co-Portfolio Manager

   THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN OTHER FUNDS THAT SEEK CAPITAL GROWTH BY INVESTING IN LARGER, MORE-DEVELOPED MARKETS. INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS; THESE RISKS ARE GENERALLY HEIGHTENED FOR EMERGING-MARKET INVESTMENTS.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
               CREDIT SUISSE EMERGING MARKETS FUND(1) COMMON CLASS SHARES, ADVISOR CLASS SHARES AND THE MSCI EMERGING
                MARKETS FREE INDEX(2) FROM INCEPTION (12/30/94).

             CREDIT SUISSE    CREDIT SUISSE       MSCI
                EMERGING         EMERGING       EMERGING
            MARKETS FUND(1)  MARKETS FUND(1)  MARKETS FREE
             COMMON CLASS     ADVISOR CLASS     INDEX(2)
12/30/1994  $        10,000  $        10,000  $     10,000
 1/31/1995  $         9,870  $         9,860  $      8,936
 2/28/1995  $         9,900  $         9,890  $      8,707
 3/31/1995  $        10,410  $        10,410  $      8,762
 4/30/1995  $        10,580  $        10,570  $      9,155
 5/31/1995  $        11,240  $        11,230  $      9,642
 6/30/1995  $        10,941  $        10,928  $      9,671
 7/31/1995  $        11,775  $        11,770  $      9,888
 8/31/1995  $        11,654  $        11,640  $      9,655
 9/30/1995  $        11,845  $         1,840  $      9,609
10/31/1995  $        11,333  $        11,329  $      9,241
11/30/1995  $        11,262  $        11,249  $      9,076
12/31/1995  $        11,723  $        11,703  $      9,479
 1/31/1996  $        12,445  $        12,422  $     10,152
 2/29/1996  $        12,588  $        12,554  $      9,991
 3/31/1996  $        12,903  $        12,868  $     10,069
 4/30/1996  $        13,971  $        13,932  $     10,471
 5/31/1996  $        13,615  $        13,577  $     10,425
 6/30/1996  $        13,452  $        13,415  $     10,490
 7/31/1996  $        12,486  $        12,453  $      9,773
 8/31/1996  $        12,557  $        12,523  $     10,023
 9/30/1996  $        12,781  $        12,746  $     10,110
10/31/1996  $        12,404  $        12,371  $      9,840
11/30/1996  $        12,791  $        12,746  $     10,005
12/31/1996  $        12,888  $        12,842  $     10,050
 1/31/1997  $        13,707  $        13,653  $     10,736
 2/28/1997  $        14,034  $        13,978  $     11,196
 3/31/1997  $        13,717  $        13,664  $     10,902
 4/30/1997  $        14,045  $        13,988  $     10,921
 5/31/1997  $        14,792  $        14,728  $     11,233
 6/30/1997  $        15,293  $        15,224  $     11,835
 7/31/1997  $        15,437  $        15,366  $     12,011
 8/31/1997  $        13,635  $        13,572  $     10,483
 9/30/1997  $        13,830  $        13,765  $     10,773
10/31/1997  $        11,076  $        11,018  $      9,006
11/30/1997  $        10,462  $        10,410  $      8,677
12/31/1997  $        10,312  $        10,251  $      8,886
 1/31/1998  $         9,516  $         9,463  $      8,189
 2/28/1998  $        10,861  $        10,795  $      9,044
 3/31/1998  $        11,141  $        11,072  $      9,436
 4/30/1998  $        11,012  $        10,944  $      9,334
 5/31/1998  $         9,473  $         9,410  $      8,054
 6/30/1998  $         8,881  $         8,813  $      7,210
 7/31/1998  $         8,999  $         8,706  $      7,438
 8/31/1998  $         6,340  $         6,127  $      5,287
 9/30/1998  $         6,545  $         6,330  $      5,623
10/31/1998  $         7,094  $         6,863  $      6,215
11/30/1998  $         7,374  $         7,129  $      6,732
12/31/1998  $         7,298  $         7,055  $      6,634
 1/31/1999  $         6,857  $         6,618  $      6,527
 2/28/1999  $         6,728  $         6,490  $      6,591
 3/31/1999  $         7,406  $         7,150  $      7,459
 4/30/1999  $         8,385  $         8,099  $      8,382
 5/31/1999  $         8,665  $         8,365  $      8,333
 6/30/1999  $         9,763  $         9,420  $      9,279
 7/31/1999  $         9,720  $         9,378  $      9,027
 8/31/1999  $         9,806  $         9,452  $      9,109
 9/30/1999  $         9,559  $         9,218  $      8,801
10/31/1999  $         9,978  $         9,623  $      8,988
11/30/1999  $        11,604  $        11,179  $      9,794
12/31/1999  $        13,531  $        13,033  $     11,040
 1/31/2000  $        13,445  $        12,948  $     11,106
 2/29/2000  $        14,392  $        13,875  $     11,253
 3/31/2000  $        13,918  $        13,416  $     11,307
 4/30/2000  $        12,207  $        11,765  $     10,236
 5/31/2000  $        11,905  $        11,466  $      9,812
 6/30/2000  $        12,304  $        11,850  $     10,158
 7/31/2000  $        11,722  $        11,285  $      9,636
 8/31/2000  $        11,744  $        11,306  $      9,683
 9/30/2000  $        10,431  $        10,038  $      8,838
10/31/2000  $         9,720  $         9,356  $      8,197
11/30/2000  $         8,665  $         8,333  $      7,480
12/31/2000  $         9,068  $         8,717  $      7,661
 1/31/2001  $        10,202  $         9,815  $      8,716
 2/28/2001  $         9,468  $         9,101  $      8,033
 3/31/2001  $         8,572  $         8,237  $      7,244
 4/30/2001  $         9,079  $         8,728  $      7,602
 5/31/2001  $         9,187  $         8,834  $      7,693
 6/30/2001  $         8,907  $         8,557  $      7,535
 7/31/2001  $         8,345  $         8,024  $      7,059
 8/31/2001  $         8,000  $         7,694  $      6,989
 9/30/2001  $         6,737  $         6,468  $      5,907
10/31/2001  $         7,104  $         6,831  $      6,274
11/30/2001  $         7,708  $         7,406  $      6,929
12/31/2001  $         8,140  $         7,822  $      7,479
 1/31/2002  $         8,378  $         8,056  $      7,732
 2/28/2002  $         8,464  $         8,131  $      7,859
 3/31/2002  $         8,799  $         8,451  $      8,332
 4/30/2002  $         8,831  $         8,482  $      8,386
 5/31/2002  $         8,637  $         8,291  $      8,253
 6/30/2002  $         7,989  $         7,662  $      7,634
 7/31/2002  $         7,417  $         7,118  $      7,053
 8/31/2002  $         7,384  $         7,087  $      7,162
 9/30/2002  $         6,629  $         6,362  $      6,389
10/31/2002  $         6,942  $         6,660  $      6,804
11/30/2002  $         7,298  $         6,991  $      7,272
12/31/2002  $         7,028  $         6,735  $      7,030
 1/31/2003  $         6,899  $         6,607  $      7,000
 2/28/2003  $         6,715  $         6,426  $      6,811
 3/31/2003  $         6,477  $         6,202  $      6,618
 4/30/2003  $         6,952  $         6,650  $      7,207
 5/31/2003  $         7,395  $         7,065  $      7,724
 6/30/2003  $         7,816  $         7,470  $      8,165
 7/31/2003  $         8,270  $         7,907  $      8,676
 8/31/2003  $         8,907  $         8,504  $      9,258
 9/30/2003  $         8,896  $         8,482  $      9,326
10/31/2003  $         9,554  $         9,111  $     10,120

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
              CREDIT SUISSE EMERGING MARKETS FUND(1) CLASS A SHARES
                   AND THE MSCI EMERGING MARKETS FREE INDEX(2)
                           FROM INCEPTION (11/30/01).

             CREDIT SUISSE
               EMERGING
            MARKETS FUND(1)        MSCI
                CLASS A          EMERGING
             (WITH MAXIMUM       MARKETS
             SALES CHARGE)    FREE INDEX(2)
11/30/2001  $         9,425  $        10,000
12/31/2001  $         9,947  $        10,794
 1/31/2002  $        10,251  $        11,160
 2/28/2002  $        10,343  $        11,343
 3/31/2002  $        10,778  $        12,025
 4/30/2002  $        10,818  $        12,103
 5/31/2002  $        10,580  $        11,910
 6/30/2002  $         9,789  $        11,017
 7/31/2002  $         9,090  $        10,179
 8/31/2002  $         9,050  $        10,336
 9/30/2002  $         8,127  $         9,221
10/31/2002  $         8,496  $         9,819
11/30/2002  $         8,931  $        10,495
12/31/2002  $         8,602  $        10,146
 1/31/2003  $         8,404  $        10,102
 2/28/2003  $         8,179  $         9,829
 3/31/2003  $         7,889  $         9,551
 4/30/2003  $         8,456  $        10,401
 5/31/2003  $         8,997  $        11,148
 6/30/2003  $         9,512  $        11,783
 7/31/2003  $        10,053  $        12,521
 8/31/2003  $        10,831  $        13,362
 9/30/2003  $        10,778  $        13,459
10/31/2003  $        11,583  $        14,605

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

                AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2003(1)

                                                                SINCE
                                           1 YEAR   5 YEARS   INCEPTION
                                           ------   -------   ---------
Common Class                                34.20%     6.33%      (1.33)%
Advisor Class                               33.33%     6.03%      (1.86)%
Class A Without Sales Charge                32.63%       --        7.62%
Class A With Maximum Sales Charge           24.92%       --        4.17%

                 AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003(1)

                                                                SINCE
                                           1 YEAR   5 YEARS   INCEPTION
                                           ------   -------   ---------
Common Class                                37.64%     6.14%      (0.51)%
Advisor Class                               36.80%     5.83%      (1.05)%
Class A Without Sales Charge                36.34%       --       11.37%
Class A With Maximum Sales Charge           28.55%       --        7.95%

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(2) The Morgan Stanley Capital International EMF (Emerging Markets Free) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. It is the exclusive property of Morgan Stanley Capital International Inc. Investors cannot invest directly in an index.

(3) Total return for Class A shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 28.55%.

CREDIT SUISSE EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS
October 31, 2003

                                                NUMBER OF
                                                  SHARES      VALUE
                                                ---------   ---------
COMMON STOCKS (97.7%)
BRAZIL (7.9%)
BEVERAGES (1.9%)
    Companhia de Bebidas das Americas ADR          33,300   $ 705,960
                                                            ---------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
    Brasil Telecom Participacoes SA ADR             3,500     127,820
    Tele Norte Leste Participacoes SA ADR          41,200     583,804
                                                            ---------
                                                              711,624
                                                            ---------
METALS & MINING (1.0%)
    Companhia Vale do Rio Doce ADR Class A          9,500     383,800
                                                            ---------
OIL & GAS (3.1%)
    Petroleo Brasileiro SA - Petrobras ADR         52,700   1,146,752
                                                            ---------
TOTAL BRAZIL                                                2,948,136
                                                            ---------
CHILE (1.3%)
ELECTRIC UTILITIES (1.0%)
    Enersis SA ADR*                                54,700     378,524
                                                            ---------
FOOD & DRUG RETAILING (0.3%)
    Distribucion y Servicio D&S SA ADR              6,000     112,800
                                                            ---------
TOTAL CHILE                                                   491,324
                                                            ---------
HONG KONG (6.5%)
COMPUTERS & PERIPHERALS (1.1%)
    Legend Group, Ltd.                            864,000     417,219
                                                            ---------
ENERGY EQUIPMENT & SERVICES (1.1%)
    China Oilfield Services, Ltd.               1,402,000     406,209
                                                            ---------
INDUSTRIAL CONGLOMERATES (2.0%)
    China Merchants Holdings International
    Company, Ltd.                                 542,000     736,328
                                                            ---------
TRANSPORTATION INFRASTRUCTURE (0.7%)
    Hopewell Highway Infrastucture, Ltd.*         428,000     242,502
                                                            ---------
WIRELESS TELECOMMUNICATION SERVICES (1.6%)
    China Unicom, Ltd.                            646,000     611,420
                                                            ---------
TOTAL HONG KONG                                             2,413,678
                                                            ---------
HUNGARY (1.1%)
PHARMACEUTICALS (1.1%)
    Gedeon Richter Rt                               4,100     421,630
                                                            ---------
TOTAL HUNGARY                                                 421,630
                                                            ---------
INDIA (6.1%)
AUTOMOBILES (1.8%)
    Maruti Udyog, Ltd.*                            93,500     666,796
                                                            ---------
BANKS (2.7%)
    State Bank of India, Ltd. GDR                  34,400   1,033,720
                                                            ---------

                 See Accompanying Notes to Financial Statements.

                                                NUMBER OF
                                                  SHARES      VALUE
                                                ---------   ---------
COMMON STOCKS
INDIA
PHARMACEUTICALS (1.6%)
    Dr. Reddy's Laboratories, Ltd. ADR             11,500   $ 306,590
    Ranbaxy Laboratories, Ltd. GDR                 12,360     283,044
                                                            ---------
                                                              589,634
                                                            ---------
TOTAL INDIA                                                 2,290,150
                                                            ---------
INDONESIA (0.6%)
BANKS (0.1%)
    PT Bank Rakyat Indonesia*                     550,000      56,641
                                                            ---------
TOBACCO (0.5%)
    PT Hanjaya Mandala Sampoerna Tbk              332,000     169,976
                                                            ---------
TOTAL INDONESIA                                               226,617
                                                            ---------
ISRAEL (2.4%)
INTERNET SOFTWARE & SERVICES (0.5%)
    Check Point Software Technologies, Ltd.*       10,900     185,191
                                                            ---------
PHARMACEUTICALS (1.9%)
    Teva Pharmaceutical Industries, Ltd. ADR       12,700     722,503
                                                            ---------
TOTAL ISRAEL                                                  907,694
                                                            ---------
MALAYSIA (5.5%)
BANKS (2.8%)
    Public Bank Berhad                          1,330,653   1,050,515
                                                            ---------
HOTELS, RESTAURANTS & LEISURE (1.6%)
    Genting Berhad                                 37,710     183,588
    Resorts World Berhad                          135,000     390,790
                                                            ---------
                                                              574,378
                                                            ---------
MEDIA (0.6%)
    Astro All Asia Networks PLC*                  210,500     227,152
                                                            ---------
WIRELESS TELECOMMUNICATION SERVICES (0.5%)
    Maxis Communications Berhad                   100,000     198,684
                                                            ---------
TOTAL MALAYSIA                                              2,050,729
                                                            ---------
MEXICO (6.6%)
BANKS (0.7%)
    Grupo Financiero Bancomer*                    329,600     279,756
                                                            ---------
BEVERAGES (0.8%)
    Fomento Economico Mexicano, SA de CV ADR        4,500     160,740
    Grupo Modelo, SA de CV Series C                50,600     127,152
                                                            ---------
                                                              287,892
                                                            ---------
CONSTRUCTION MATERIALS (1.0%)
    Cemex SA de CV ADR                             15,900     381,600
                                                            ---------

                 See Accompanying Notes to Financial Statements.

                                                NUMBER OF
                                                  SHARES      VALUE
                                                ---------   ---------
COMMON STOCKS
MEXICO
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
    Telefonos de Mexico SA de CV ADR               20,900   $ 671,935
                                                            ---------
WIRELESS TELECOMMUNICATION SERVICES (2.3%)
    America Movil SA de CV ADR                     36,200     861,560
                                                            ---------
TOTAL MEXICO                                                2,482,743
                                                            ---------
POLAND (1.0%)
BANKS (1.0%)
    Bank Przemyslowo-Handlowy PBK SA                4,329     375,261
                                                            ---------
TOTAL POLAND                                                  375,261
                                                            ---------
RUSSIA (6.7%)
INDUSTRIAL CONGLOMERATES (2.0%)
    Mining and Metallurgical Company Norilsk
      Nickel ADR                                    7,000     361,900
    YUKOS ADR                                       8,279     382,490
                                                            ---------
                                                              744,390
                                                            ---------
OIL & GAS (1.3%)
    Lukoil ADR                                      3,300     264,373
    Sibneft ADR                                     9,700     210,975
                                                            ---------
                                                              475,348
                                                            ---------
WIRELESS TELECOMMUNICATION SERVICES (3.4%)
    AO VimpelCom ADR*                              10,800     703,080
    Mobile Telesystems ADR                          7,500     581,175
                                                            ---------
                                                            1,284,255
                                                            ---------
TOTAL RUSSIA                                                2,503,993
                                                            ---------
SOUTH AFRICA (7.2%)
BANKS (3.2%)
    FirstRand, Ltd.                               271,000     320,327
    Nedcor, Ltd                                     8,458      77,281
    Standard Bank Group, Ltd.                     167,071     809,549
                                                            ---------
                                                            1,207,157
                                                            ---------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
    Telkom South Africa, Ltd.*                     28,230     219,044
                                                            ---------
METALS & MINING (1.9%)
    Gold Fields, Ltd.                              19,481     278,329
    Impala Platinum Holdings, Ltd.                  4,800     441,015
                                                            ---------
                                                              719,344
                                                            ---------
PAPER & FOREST PRODUCTS (1.2%)
    Sappi, Ltd.                                    35,660     451,193
                                                            ---------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    MTN Group, Ltd.*                               28,415     101,791
                                                            ---------
TOTAL SOUTH AFRICA                                          2,698,529
                                                            ---------

                 See Accompanying Notes to Financial Statements.

                                                NUMBER OF
                                                  SHARES      VALUE
                                                ---------   ---------
COMMON STOCKS
SOUTH KOREA (18.7%)
AUTOMOBILES (1.1%)
    Hyundai Motor Company, Ltd.                    12,180   $ 406,000
                                                            ---------
BANKS (3.1%)
    Daegu Bank                                     89,500     407,609
    Kookmin Bank ADR                               20,300     746,025
                                                            ---------
                                                            1,153,634
                                                            ---------
CHEMICALS (0.6%)
    Honam Petrochemical Corp.                       6,000     240,304
                                                            ---------
FOOD PRODUCTS (0.5%)
    Orion Corp.                                     2,900     198,234
                                                            ---------
HOUSEHOLD DURABLES (1.1%)
    LG Electronics, Inc.                            7,900     409,184
                                                            ---------
INTERNET SOFTWARE & SERVICES (1.1%)
    NCsoft Corp.                                    7,600     404,563
                                                            ---------
MACHINERY (1.5%)
    Daewoo Shipbuilding & Marine Engineering
    Company, Ltd.*                                 40,800     548,137
                                                            ---------
METALS & MINING (1.3%)
    POSCO ADR                                      17,200     498,456
                                                            ---------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (6.9%)
    Samsung Electronics Company, Ltd.               6,502   2,582,121
                                                            ---------
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
    SK Telecom Company, Ltd. ADR                   28,500     558,600
                                                            ---------
TOTAL SOUTH KOREA                                           6,999,233
                                                            ---------
TAIWAN (15.8%)
BANKS (1.0%)
    Mega Financial Holding Company, Ltd.          614,000     379,514
                                                            ---------
CHEMICALS (1.3%)
    Formosa Plastic Corp.                         316,000     483,650
                                                            ---------
COMPUTERS & PERIPHERALS (1.6%)
    Compal Electronics, Inc.                      400,050     606,404
                                                            ---------
DIVERSIFIED FINANCIALS (2.7%)
    Fubon Financial Holding Company, Ltd.         948,000     998,923
                                                            ---------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    Hon Hai Precision Industry Company, Ltd.          590       2,639
                                                            ---------
MARINE (1.3%)
    Wan Hai Lines, Ltd.                           510,016     498,382
                                                            ---------
METALS & MINING (0.8%)
    China Steel Corp. GDR, Rule 144A++             19,900     318,400
                                                            ---------

                 See Accompanying Notes to Financial Statements.

                                                NUMBER OF
                                                  SHARES      VALUE
                                                ---------   ---------
COMMON STOCKS
TAIWAN
SEMICONDUCTOR EQUIPMENT & PRODUCTS (7.1%)
    MediaTek, Inc.                                   53,550   $  551,656
    Taiwan Semiconductor Manufacturing
      Company, Ltd.                                 761,803    1,502,305
    United Microelectronics Corp.                   635,984      582,166
                                                              ----------
                                                               2,636,127
                                                              ----------
TOTAL TAIWAN                                                   5,924,039
                                                              ----------
THAILAND (2.8%)
BANKS (1.2%)
    Krung Thai Bank Public Company, Ltd.          1,763,700      375,773
    Siam Commercial Bank Public
      Company, Ltd.*                                 66,396       68,651
                                                              ----------
                                                                 444,424
                                                              ----------
CONSTRUCTION MATERIALS (1.6%)
    Siam Cement Public Company, Ltd.                102,900      582,915
                                                              ----------
TOTAL THAILAND                                                 1,027,339
                                                              ----------
TURKEY (2.5%)
BANKS (2.5%)
    Akbank T.A.S                                196,606,821      921,387
                                                              ----------
TOTAL TURKEY                                                     921,387
                                                              ----------
UNITED KINGDOM (5.0%)
METALS & MINING (5.0%)
    Anglo American PLC                               91,100    1,854,371
                                                              ----------
TOTAL UNITED KINGDOM                                           1,854,371
                                                              ----------
TOTAL COMMON STOCKS (Cost $25,865,793)                        36,536,853
                                                              ----------
PREFERRED STOCKS (1.2%)
BRAZIL (1.2%)
BANKS (0.7%)
    Banco Itau Holding Financeira                 3,050,000      249,869
                                                              ----------
ELECTRIC UTILITIES (0.5%)
    Companhia Energetica de Minas Gerais*        13,000,000      192,519
                                                              ----------
TOTAL PREFERRED STOCKS (Cost $370,794)                           442,388
                                                              ----------
RIGHTS (0.0%)
THAILAND (0.0%)
DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
    TelecomAsia Corp. Public Company, Ltd.*
      (Cost $0)                                     191,874        8,893
                                                              ----------

                 See Accompanying Notes to Financial Statements.

                                                          Par
                                                         (000)        Value
                                                         -----    ------------
SHORT-TERM INVESTMENT (1.2%)
    State Street Bank and Trust Co. Euro Time Deposit,
    0.750%, 11/03/03 (Cost $431,000)                     $ 431    $    431,000
                                                                  ------------

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $26,667,587)            $ 37,419,134

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)                          (37,394)
                                                                  ------------

NET ASSETS (100.0%)                                               $ 37,381,740
                                                                  ============

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depositary Receipt
                        GDR = Global Depositary Receipt

*  Non-income producing security.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to a value of $318,400 or 0.8% of net assets.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2003

ASSETS

    Investments at value (Cost $26,667,587) (Note 1)                     $ 37,419,134
    Cash                                                                          885
    Foreign currency at value (cost $90,009)                                   89,931
    Receivable for investments sold                                         2,478,412
    Dividend and interest receivable                                           78,913
    Receivable for fund shares sold                                            18,609
    Prepaid expenses                                                           23,476
                                                                         ------------
      Total Assets                                                         40,109,360
                                                                         ------------
LIABILITIES

    Advisory fee payable (Note 2)                                              43,463
    Administrative services fee payable (Note 2)                                9,207
    Shareholder servicing/Distribution fee payable (Note 2)                    10,828
    Payable for investments purchased                                       2,427,158
    Payable for fund shares redeemed                                           74,020
    Directors' fee payable                                                      5,985
    Other accrued expenses payable                                            156,959
                                                                         ------------
      Total Liabilities                                                     2,727,620
                                                                         ------------
NET ASSETS

    Capital stock, $0.001 par value (Note 5)                                    4,225
    Paid-in capital (Note 5)                                               95,408,813
    Accumulated net realized loss on investments and foreign currency
    transactions                                                          (68,676,764)
    Net unrealized appreciation from investments and
     foreign currency translations                                         10,645,466
                                                                         ------------
      Net Assets                                                         $ 37,381,740
                                                                         ============

COMMON SHARES

      Net assets                                                         $ 36,138,566
      Shares outstanding                                                    4,080,073
                                                                         ------------
      Net asset value, offering price, and redemption price per share    $       8.86
                                                                         ============
ADVISOR SHARES

      Net assets                                                         $  1,183,029
      Shares outstanding                                                      138,257
                                                                         ------------
      Net asset value, offering price, and redemption price per share    $       8.56
                                                                         ============
A SHARES

      Net assets                                                         $     60,145
      Shares outstanding                                                        6,850
                                                                         ------------
      Net asset value and redemption price per share                     $       8.78
                                                                         ============
      Maximum offering price per share (net asset value/(1-5.75%))       $       9.32
                                                                         ============

                 See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2003

INVESTMENT INCOME (Note 1)

    Dividends                                                            $    809,577
    Interest                                                                    7,898
    Foreign taxes withheld                                                   (103,186)
                                                                         ------------
      Total investment income                                                 714,289
                                                                         ------------
EXPENSES

    Investment advisory fees (Note 2)                                         389,849
    Administrative services fees (Note 2)                                      54,720
    Shareholder servicing/Distribution fees (Note 2)                           80,634
    Transfer agent fees (Note 2)                                              123,258
    Legal fees                                                                 66,956
    Registration fees                                                          41,503
    Printing fees (Note 2)                                                     38,203
    Custodian fees                                                             26,798
    Audit fees                                                                 23,717
    Directors' fees                                                            20,487
    Insurance expense                                                          10,029
    Interest expense                                                            1,494
    Miscellaneous expense                                                       6,691
                                                                         ------------
      Total expenses                                                          884,339
    Less: fees waived (Note 2)                                               (304,024)
                                                                         ------------
      Net expenses                                                            580,315
                                                                         ------------
       Net investment income                                                  133,974
                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND
   FOREIGN CURRENCY RELATED ITEMS

    Net realized gain from investments                                      2,200,351
    Net realized loss on foreign currency transactions                       (137,960)
    Net change in unrealized appreciation (depreciation)
      from investments                                                      8,095,243
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                                     (100,820)
                                                                         ------------
    Net realized and unrealized gain from investments
      and foreign currency related items                                   10,056,814
                                                                         ------------
    Net increase in net assets resulting from operations                 $ 10,190,788
                                                                         ============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  FOR THE YEAR         FOR THE YEAR
                                                                      ENDED               ENDED
                                                                OCTOBER 31, 2003     OCTOBER 31, 2002
                                                                ----------------     ----------------
FROM OPERATIONS
  Net investment income                                         $        133,974     $          2,239
  Net realized gain (loss) from investments and foreign
   currency transactions                                               2,062,391           (3,186,139)
  Net change in unrealized appreciation (depreciation) from
   investments and foreign currency translations                       7,994,423            4,856,748
                                                                ----------------     ----------------
   Net increase in net assets resulting from operations               10,190,788            1,672,848
                                                                ----------------     ----------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                                        15,953,970          181,278,328
  Net asset value of shares redeemed                                 (20,726,625)(1)     (194,434,807)(2)
                                                                ----------------     ----------------
   Net decrease in net assets from capital share transactions         (4,772,655)         (13,156,479)
                                                                ----------------     ----------------
  Net increase (decrease) in net assets                                5,418,133          (11,483,631)
                                                                ----------------     ----------------
NET ASSETS
  Beginning of year                                                   31,963,607           43,447,238
                                                                ----------------     ----------------
  End of year                                                   $     37,381,740     $     31,963,607
                                                                ================     ================

(1)  Net of $70,816 of redemption fees retained by the Fund.

(2)  Net of $18,121 of redemption fees retained by the Fund.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Year)

                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                       -----------------------------------------------------------
                                                         2003         2002              2001        2000        1999
                                                       --------     --------          --------    --------    --------
PER SHARE DATA
  Net asset value, beginning of year                   $   6.43     $   6.58          $   9.03    $   9.27    $   6.59
                                                       --------     --------          --------    --------    --------
INVESTMENT OPERATIONS
  Net investment income (loss)                             0.03(1)     (0.00)(1),(2)      0.04        0.04        0.05
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                         2.40        (0.15)            (2.46)      (0.28)       2.63
                                                       --------     --------          --------    --------    --------
      Total from investment operations                     2.43        (0.15)            (2.42)      (0.24)       2.68
                                                       --------     --------          --------    --------    --------
LESS DIVIDENDS

  Dividends from net investment income                       --           --             (0.03)         --          --
                                                       --------     --------          --------    --------    --------
REDEMPTION FEES                                            0.00(3)      0.00(3)             --          --          --
                                                       --------     --------          --------    --------    --------
NET ASSET VALUE, END OF YEAR                           $   8.86     $   6.43          $   6.58    $   9.03    $   9.27
                                                       ========     ========          ========    ========    ========
      Total return(4)                                     37.64%       (2.28)%          (26.92)%     (2.59)%     40.67%

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of year (000s omitted)               $ 36,139     $ 30,769          $ 40,463    $ 60,482    $ 67,783
    Ratio of expenses to average net assets(5)             1.85%        1.65%             1.65%       1.67%       1.66%
    Ratio of net investment income (loss) to average
      net assets                                           0.44%       (0.00)%(6)         0.41%       0.44%       0.55%
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements         0.97%      1.16%           0.86%       0.79%       0.73%
  Portfolio turnover rate                                   156%       145%            188%        232%        196%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This amount represents less than $(0.01) per share.

(3)  This amount represents less than $0.01 per share.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(5) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class shares' net expense ratio by .02% and .01%, for the years ended October 31, 2000 and 1999, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was 1.65% for the years ended October 31, 2000 and 1999, respectively. For the years ended October 31, 2003, 2002 and 2001, there was no effect on the net operating expense ratio because of transfer agent credits.

(6)  Represents less than (0.01)%.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Advisor Class Share of the Fund Outstanding Throughout Each Year)

                                                                    FOR THE YEAR ENDED OCTOBER 31,
                                                       --------------------------------------------------------
                                                         2003       2002        2001           2000       1999
                                                       -------    -------     -------        -------    -------
PER SHARE DATA
  Net asset value, beginning of year                   $  6.25    $  6.41     $  8.78        $  9.03    $  6.44
                                                       -------    -------     -------        -------    -------
INVESTMENT OPERATIONS
  Net investment income (loss)                            0.01(1)   (0.01)(1)    0.00(1),(2)    0.07       0.04
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)                        2.30      (0.15)      (2.37)         (0.32)      2.55
                                                       -------    -------     -------        -------    -------
      Total from investment operations                    2.31      (0.16)      (2.37)         (0.25)      2.59
                                                       -------    -------     -------        -------    -------
NET ASSET VALUE, END OF YEAR                           $  8.56    $  6.25     $  6.41        $  8.78    $  9.03
                                                       =======    =======     =======        =======    =======
      Total return(3)                                    36.80%     (2.50)%    (26.99)%        (2.77)%   (40.22)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of year (000s omitted)               $ 1,183    $ 1,105     $ 1,331        $    67    $    42
    Ratio of expenses to average net assets(4)            2.10%      1.90%       1.91%          1.92%      1.91%
    Ratio of net investment income (loss) to average
      net assets                                          0.16%     (0.19)%     (0.07)%         0.29%      0.81%
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements        0.97%      1.19%       0.90%          0.75%      0.80%
  Portfolio turnover rate                                  156%       145%        188%           232%       196%

(1) Per share information is calculated using the average shares outstanding method.

(2)  This amount represents less than $0.01 per share.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Advisor Class shares' net expense ratio by .01%, .02% and .01% for the years ended October 31, 2001, 2000 and 1999, respectively. The Advisor Class shares' net operating expense ratio after reflecting these arrangements was 1.90% for the years ended October 31, 2001, 2000 and 1999, respectively. For the years ended October 31, 2003 and 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                           FOR THE YEAR
                                                                         ENDED OCTOBER 31,
                                                                        ------------------
                                                                         2003      2002(1)
                                                                        ------     -------
PER SHARE DATA
  Net asset value, beginning of period                                  $ 6.45     $  7.14
                                                                        ------     -------

INVESTMENT OPERATIONS
  Net investment income (loss)                                           (0.03)(2)    0.07
  Net gain (loss) on investments
    and foreign currency related items (both realized and unrealized)     2.36       (0.76)
                                                                        ------     -------
      Total from investment operations                                    2.33       (0.69)
                                                                        ------     -------
NET ASSET VALUE, END OF PERIOD                                          $ 8.78     $  6.45
                                                                        ======     =======

      Total return(3)                                                    36.34%      (9.80)%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                              $   60     $    90
    Ratio of expenses to average net assets(4)                            1.85%       1.65%(5)
    Ratio of net investment income (loss) to average net assets          (0.41)%      1.92%(5)
    Decrease reflected in above operating
      expense ratios due to waivers/reimbursements                        0.97%       1.52%(5)
  Portfolio turnover rate                                                  156%        145%

(1)  For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Interest earned on uninvested cash balances may be used to offset portions of the transfer agent expense. For the year ended October 31, 2003 and the period ended October 31, 2002, there was no effect on the net operating expense ratio because of transfer agent credits.

(5)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EMERGING MARKETS FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Emerging Markets Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company that seeks growth of capital. The Fund was incorporated under the laws of the State of Maryland on December 23, 1993.

   The Fund is authorized to offer three classes of shares: Common Class, Advisor Class, and Class A shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, the Fund closed its Common Class to new investors and closed its Advisor Class to new investments, except for reinvestment of dividends. Advisor Class shareholders may continue to hold Advisor Class shares but will be unable to add to their accounts. Although no further shares can be purchased, shareholders can redeem their Advisor Class shares through any available method. Class A shares are sold subject to a front-end sales charge of up to 5.75%.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by the Board of Directors under procedures established by the Board of Directors. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2003, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM -- advised funds, money market instruments and the AIM Institutional Funds -- Liquid Assets Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan at October 31, 2003.

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount. There was no income from securities lending for the year ended October 31, 2003.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund's investments in securities of issuers located in less developed countries considered to be "emerging markets" involve risks in addition to those generally applicable to foreign securities. Focusing on emerging (less developed) markets involves higher levels of risk, including increased currency, information, liquidity, market, political and valuation risks. Deficiencies in regulatory oversight, market infrastructure, shareholder protections and company laws could expose the Fund to operational and other risks as well. Some countries may have restrictions that could limit the Fund's access to attractive investment opportunities. Additionally, emerging markets often face serious economic problems (such as high external debt, inflation and unemployment) that could subject the Fund to increased volatility or substantial declines in value.

   The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.25% of the Fund's average daily net assets. For the year ended October 31, 2003, investment advisory fees earned and voluntarily waived for the Fund were $389,849 and $304,024, respectively.

   Credit Suisse Asset Management Limited (CSAM U.K.) ("CSAM Ltd. U.K.") and Credit Suisse Asset Management Limited (CSAM Australia) ("CSAM Ltd. Australia"), affiliates of CSAM, are sub-investment advisers to the Fund. CSAM Ltd. U.K. and CSAM Ltd. Australia's sub-investment advisory fees are paid by CSAM out of CSAM's net advisory fee and are not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Fund.

   For co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2003, co-administrative services fees earned by CSAMSI were $31,188.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee.

      AVERAGE DAILY NET ASSETS                            ANNUAL RATE
      ------------------------                            -----------
      First $5 billion                       0.050% of average daily net assets
      Next $5 billion                        0.035% of average daily net assets
      Over $10 billion                       0.020% of average daily net assets

   For the year ended October 31, 2003, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $23,532.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at the annual rate of 0.25% of the average daily net assets of the Common Class and Class A shares. Advisor Class shares may pay a shareholder servicing and distribution fee calculated at an annual rate not to exceed 0.75% of the average daily net assets, and prior to November 1, 2003 such fee was calculated at an annual rate of 0.50% of the average daily net assets. Effective November 1, 2003, CSAMSI no longer receives 12b-1 fees on Advisor Class shares. For the year ended October 31, 2003, shareholder servicing and distribution fees earned by CSAMSI were as follows:

                                                SHAREHOLDER SERVICING/
      CLASS                                        DISTRIBUTION FEE
      -----                                        ----------------
      Common Class                               $         75,180
      Advisor Class                                         5,327
      Class A                                                 127
                                                 ----------------
                                                 $         80,634
                                                 ================

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2003, the Fund reimbursed CSAM $56,144, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2003, CSAMSI and its affiliates advised the Fund that they retained $225 from commissions earned on the sale of the Fund's Class A shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2003, Merrill was paid $15,774 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participate in a $100 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the

Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2003, there were no loans outstanding for the Fund under the Credit Facility. During the year ended October 31, 2003, the Fund had borrowings under the Credit Facility as follows:

           AVERAGE DAILY        WEIGHTED AVERAGE           MAXIMUM DAILY
           LOAN BALANCE           INTEREST RATE           LOAN OUTSTANDING
           -------------        ----------------          ----------------
           $     271,300                   1.788%         $        448,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2003, purchases and sales of investment securities (excluding short-term investments) were $47,040,818 and $50,730,452, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue three billion full and fractional shares of capital stock, $0.001 par value per share, of which one billion are classified as Common Class shares, one billion are classified as Advisor Class shares and one billion are classified as Class A shares. Transactions in capital shares of the Fund were as follows:

                                                   COMMON CLASS
                       ---------------------------------------------------------------
                                                FOR THE YEAR ENDED
                       ---------------------------------------------------------------
                            OCTOBER 31, 2003                    OCTOBER 31, 2002
                       ---------------------------------------------------------------
                         SHARES          VALUE              SHARES           VALUE
                       ----------   --------------        ----------    --------------
Shares sold            2,048,857    $   14,803,151        22,058,518    $  176,529,258
Shares redeemed       (2,751,484)      (19,260,178)      (23,423,643)     (187,850,768)
                       ----------   --------------        ----------    --------------
Net decrease            (702,627)   $   (4,457,027)       (1,365,125)   $ (11,,321,510)
                       ==========   ==============        ==========    ==============

                                                   ADVISOR CLASS
                       ---------------------------------------------------------------
                                                FOR THE YEAR ENDED
                       ---------------------------------------------------------------
                            OCTOBER 31, 2003                    OCTOBER 31, 2002
                       ---------------------------------------------------------------
                         SHARES         VALUE               SHARES           VALUE
                       ----------   --------------        ----------    --------------
Shares sold                  152    $        1,004               355    $        2,876
Shares redeemed          (38,794)         (258,976)          (31,134)         (224,736)
                       ----------   --------------        ----------    --------------
Net decrease             (38,642)   $     (257,972)          (30,779)   $     (221,860)
                       ==========   ==============        ==========    ==============

NOTE 5. CAPITAL SHARE TRANSACTIONS

                                                         INSTITUTIONAL CLASS(1)
                                                       -------------------------
                                                           FOR THE YEAR ENDED
                                                            OCTOBER 31, 2002
                                                       -------------------------
                                                         SHARES        VALUE
                                                       ---------   -------------
Shares sold                                              508,888   $   3,610,870
Shares redeemed                                        (759,314)      (5,322,461)
                                                       ---------   -------------
Net decrease                                           (250,426)   $  (1,711,591)
                                                       =========   =============

                                                  CLASS A
                         -------------------------------------------------------
                                            FOR THE YEAR ENDED
                         -------------------------------------------------------
                              OCTOBER 31, 2003            OCTOBER 31, 2002(2)
                         -------------------------------------------------------
                           SHARES        VALUE         SHARES          VALUE
                         ----------   -----------   ------------    ------------
Shares sold                142,309    $ 1,149,815        140,839    $ 1,135,324
Shares redeemed           (149,382)    (1,207,471)      (126,916)    (1,036,842)
                         ----------   -----------   ------------    ------------
Net increase (decrease)     (7,073)   $   (57,656)        13,923    $    98,482
                         ==========   ===========   ============    ============

(1) Ceased operations October 23, 2002.

(2) For the period November 30, 2001 (inception date) through October 31, 2002.

   Effective September 16, 2002, a redemption fee of 2% of the value of Common Class shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

   On October 31, 2003, the number of shareholders that held 5% or more of the outstanding shares were as follows:

                                     NUMBER OF            APPROXIMATE PERCENTAGE
           CLASS                    SHAREHOLDERS           OF OUTSTANDING SHARES
           -----                    ------------          ----------------------
           Common Class                   5                         60%
           Advisor Class                  2                         13%
           Class A                        6                         91%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of foreign currency transactions and losses deferred due to wash sales.

   At October 31, 2003, the components of distributable earnings on a tax basis for the Fund were as follows:

       Accumulated realized loss                               $     (68,167,837)
       Unrealized appreciation                                        10,136,539
                                                               -----------------
                                                               $     (58,031,298)
                                                               =================

   At October 31, 2003, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

                               EXPIRES OCTOBER 31,
---------------------------------------------------------------------------------
    2005        2006          2007          2008           2009         2010
    ----        ----          ----          ----           ----         ----
 $  692,120  $  587,000  $  42,962,980  $  1,548,749  $  18,753,909  $  3,623,079

   At October 31, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were as follows:
$27,176,514, $10,353,549, $(110,929) and $10,242,620, respectively.

   At October 31, 2003, the Fund reclassified $133,974 from accumulated undistributed net investment income and $3,823 from paid-in capital to accumulated net realized loss from investments, to adjust for current period permanent book/tax differences that arose principally from differing book/tax treatments of net operating losses and foreign currency. Net assets were not affected by these reclassifications.

NOTE 7. CONTINGENCIES

   In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE EMERGING MARKETS FUND
REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of Credit Suisse Emerging Markets Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Emerging Markets Fund, Inc. (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 23, 2003

CREDIT SUISSE EMERGING MARKETS FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                            TERM                                      NUMBER OF
                                            OF OFFICE(1)                              PORTFOLIOS IN
                                            AND                                       FUND
                           POSITION(S)      LENGTH            PRINCIPAL               COMPLEX           OTHER
NAME, ADDRESS AND          HELD WITH        OF TIME           OCCUPATION(S) DURING    OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH              FUND             SERVED            PAST FIVE YEARS         DIRECTOR          HELD BY DIRECTOR
-----------------          -----------      ------------      --------------------    -------------     ----------------
INDEPENDENT DIRECTORS

Richard H. Francis         Director,        Since 1999        Currently retired       44                None
c/o Credit Suisse          Nominating
Asset Management, LLC      and Audit
466 Lexington Avenue       Committee
New York, New York         Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten          Director,        Since 1998(2)     Dean of Yale School     43                Director of Aetna, Inc.
Box 208200                 Nominating                         of Management and                         (insurance company);
New Haven, Connecticut     and Audit                          William S. Beinecke                       Director of Calpine
06520-8200                 Committee                          Professor in the                          Corporation (energy
                           Member                             Practice of                               provider); Director of
Date of Birth: 10/29/46                                       International Trade                       CarMax Group (used car
                                                              and Finance (11/95 -                      dealers)
                                                              present)

Peter F. Krogh             Director,        Since 2001        Dean Emeritus and       43                Director of Carlisle
301 ICC                    Nominating                         Distinguished                             Companies Incorporated
Georgetown University      and Audit                          Professor of                              (diversified
Washington, DC 20057       Committee                          International                             manufacturing company);
                           Member                             Affairs at the                            Member of Selection
Date of Birth: 02/11/37                                       Edmund A. Walsh                           Committee for Truman
                                                              School of Foreign                         Scholars and Henry Luce
                                                              Service, Georgetown                       Scholars; Senior
                                                              University (6/95 -                        Associate of Center for
                                                              present); Moderator                       Strategic and
                                                              of PBS foreign                            International Studies;
                                                              affairs television                        Trustee of numerous world
                                                              series (1988 - 2000)                      affairs organizations

----------

(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

(2) Mr. Garten was initially appointed as a Director of the Fund on February 6, 1998. He resigned as Director on February 3, 2000, and was subsequently re-appointed on December 21, 2000.

                                            TERM                                      NUMBER OF
                                            OF OFFICE(1)                              PORTFOLIOS IN
                                            AND                                       FUND
                           POSITION(S)      LENGTH            PRINCIPAL               COMPLEX           OTHER
NAME, ADDRESS AND          HELD WITH        OF TIME           OCCUPATION(S) DURING    OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH              FUND             SERVED            PAST FIVE YEARS         DIRECTOR          HELD BY DIRECTOR
-----------------          -----------      ------------      --------------------    -------------     ----------------
INDEPENDENT DIRECTORS
James S. Pasman, Jr.       Director,        Since 1999        Currently retired       45                Director of
c/o Credit Suisse Asset    Nominating                                                                   Education
Management, LLC            and Audit                                                                    Management
466 Lexington Avenue       Committee                                                                    Corp.
New York, New York         Member
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport        Director,        Since 1999        Partner of Lehigh       45                None
Lehigh Court, LLC          Nominating                         Court, LLC and RZ
40 East 52nd Street        Committee                          Capital (private
New York, New York         Member and                         investment firms)
10022                      Audit                              (7/02 - present);
                           Committee                          Consultant to
Date of Birth: 07/10/48    Chairman                           SunGard
                                                              Securities Finance,
                                                              Inc.from February
                                                              2002 to July 2002;
                                                              President of SunGard
                                                              Securities
                                                              Finance, Inc. from
                                                              2001 to February
                                                              2002; President of
                                                              Loanet, Inc.
                                                              (on-line accounting
                                                              service) from 1997
                                                              to 2001

                                            TERM                                      NUMBER OF
                                            OF OFFICE(1)                              PORTFOLIOS IN
                                            AND                                       FUND
                           POSITION(S)      LENGTH            PRINCIPAL               COMPLEX           OTHER
NAME, ADDRESS AND          HELD WITH        OF TIME           OCCUPATION(S) DURING    OVERSEEN BY       DIRECTORSHIPS
DATE OF BIRTH              FUND             SERVED            PAST FIVE YEARS         DIRECTOR          HELD BY DIRECTOR
-----------------          -----------      ------------      --------------------    -------------     ----------------
INTERESTED DIRECTORS

Joseph D. Gallagher(3)     Director,        Since 2003        Managing Director       46                None
Credit Suisse Asset        Chairman of                        and Chief Executive
Management, LLC            the Board                          Officer of CSAM
466 Lexington Avenue       and Chief                          since 2003; Global
New York, New York         Executive                          Chief Financial
10017-3140                 Officer                            Officer, Credit
                                                              Suisse Asset
Date of Birth: 12/14/62                                       Management since
                                                              1999; Chief
                                                              Executive
                                                              Officer and Director
                                                              of Credit Suisse
                                                              Asset Management
                                                              Limited, London,
                                                              England, from June
                                                              2000 to 2003;
                                                              Director of Credit
                                                              Suisse Asset
                                                              Management Funds
                                                              (UK) Limited,
                                                              London, England,
                                                              from June 2000 to
                                                              2003; Managing
                                                              Director, Head --
                                                              Asian Corporate
                                                              Finance and M&A,
                                                              Credit Suisse First
                                                              Boston, Hong Kong,
                                                              China, from January
                                                              1998 to May 1999

William W. Priest, Jr.(4)  Director         Since 1999        Co-Managing Partner,    50                Director of Globe
Steinberg Priest & Sloane                                     Steinberg Priest &                        Wireless, LLC (a
Capital Management, LLC                                       Sloane Capital                            maritime
12 East 49th Street                                           Management, LLC                           communications
12th Floor                                                    since March 2001;                         company); Director
New York, New York                                            Chairman and                              of InfraRed X (a
10017                                                         Managing Director of                      medical device
                                                              CSAM from 2000 to                         company)
Date of Birth: 09/24/41                                       February 2001, Chief
                                                              Executive Officer
                                                              and Managing
                                                              Director of CSAM
                                                              from 1990 to 2000

----------

(3) Mr. Gallagher is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.

(4) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                      TERM
                                                      OF OFFICE(1)
                                                      AND
                                    POSITION(S)       LENGTH
NAME, ADDRESS AND                   HELD WITH         OF TIME
DATE OF BIRTH                       FUND              SERVED             PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
-----------------                   -----------       ------------       ----------------------------------------------
OFFICERS

Hal Liebes                          Vice President    Since 1999         Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset                 and Secretary                        Associated with CSAM since 1997; Officer of other
Management, LLC                                                          Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro                Chief             Since 1999         Director and Director of Fund Administration of CSAM;
Credit Suisse Asset                 Financial                            Associated with CSAM since 1984; Officer of other
Management, LLC                     Officer and                          Credit Suisse Funds
466 Lexington Avenue                Treasurer
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler                 Assistant         Since 2000         Director and Deputy General Counsel of CSAM;
Credit Suisse Asset                 Secretary                            Associated with CSAM since January 2000; Associated
Management, LLC                                                          with the law firm of Swidler Berlin Shereff Friedman LLP
466 Lexington Avenue                                                     from 1996 to 2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio                Assistant         Since 1999         Vice President of CSAM; Associated with CSAM
Credit Suisse Asset                 Treasurer                            since June 1996; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola                 Assistant         Since 2000         Assistant Vice President of CSAM; Associated with
Credit Suisse Asset                 Treasurer                            CSAM since April 2000; Assistant Vice President,
Management, LLC                                                          Deutsche Asset Management from January 1999 to
466 Lexington Avenue                                                     April 2000; Assistant Vice President, Weiss,
New York, New York                                                       Peck & Greer LLC from November 1995 to
10017-3140                                                               December 1998; Officer of other Credit Suisse Funds

Date of Birth: 06/05/63

Robert M. Rizza                     Assistant         Since 2002         Assistant Vice President of CSAM; Associated with
Credit Suisse                       Treasurer                            CSAM since 1998; Officer of other Credit Suisse Funds
Asset Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

  The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

CREDIT SUISSE EMERGING MARKET FUND
TAX INFORMATION LETTER (UNAUDITED)
October 31, 2003

IMPORTANT TAX INFORMATION FOR CORPORATE SHAREHOLDERS

   For the fiscal year ended October 31, 2003 certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 www.csam-americas.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSEMK-2-1003

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement is not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE EMERGING MARKETS FUND, INC.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  January 5, 2004


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  January 5, 2004


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  January 5, 2004